Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Dilutive Shares Excluded from Calculation of Diluted Net Loss Per Share

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share for the periods presented due to their anti-dilutive effect:

	Three and Nine Months Ended September 30,
	2019	2018
Convertible preferred stock	—	45,350,215
Restricted stock subject to future vesting	1,191,750	2,161,047
Options to purchase common stock	5,918,124	3,048,500
Shares committed under ESPP	51,667	—

Total	7,161,541	50,559,762

The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share for the periods presented due to their anti-dilutive effect:

	Year Ended December 31,
	2018	2017	2016
Convertible preferred stock	45,374,836	36,001,203	36,001,203
Restricted stock subject to future vesting	1,917,848	3,148,813	1,480,199
Options to purchase common stock	5,063,688	22,500	—
Profit interest units	—	—	1,893,201

Total	52,356,372	39,172,516	39,374,603